STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

March 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto and Christina DiAngelo Fettig

Re:         Dreyfus Cash Management (File Nos: 333-202444; 811-4175)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the above referenced Registrant, and pursuant to the Securities Act of 1933, as amended, we transmit herewith for filing to the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-14, filed with the Commission on March 2, 2015 (the "Registration Statement").

The Amendment is being filed primarily to respond to comments given by Christina DiAngelo Fettig and Karen L. Rossotto of the staff (the "Staff") of the Commission to Kirk Anderson of Stroock & Stroock & Lavan LLP on March 20, 2015 and March 26, 2015, respectively, on the joint proxy statement/prospectus (the "Proxy/Prospectus") and statement of additional information ("SAI") included in the Registration Statement, to file updated auditors' consents and to make certain other changes.  The Proxy/Prospectus and SAI filed as part of the Amendment are marked to show changes from the versions of the Proxy/Prospectus and SAI filed as part of the Registration Statement.

Set forth below are the Staff's comments and the responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Registration Statement.  Although the Amendment is being filed on behalf of the Registrant, the Staff's comments related to the other Funds described in the Proxy/Prospectus are also addressed herein.  The Registrant's Tandy representation was filed with its Registration Statement.

General

1.
Staff Comment:  In connection with the consideration of certain factors set forth in North American Security Trust (No-Action Letter, August 5, 1994) for determining the accounting survivor of each Reorganization, please confirm to the Staff the asset sizes of each Dreyfus Money Market Fund and each Touchstone Money Market Fund as of the date set forth in Pro Forma Capitalization in the Proxy/Prospectus.

Response:  Each Dreyfus Money Market Fund has substantially more assets than its corresponding Touchstone Money Market Fund counterpart.  As of January 31, 2015:

•	Dreyfus Cash Management and Touchstone Institutional had net assets of approximately $27.7 billion and $674.5 million, respectively;
•	Dreyfus General and Touchstone Retail Money Market had net assets of approximately $15.5 billion and $326.1 million, respectively; and
•	Dreyfus Municipal and Touchstone Tax-Free had net assets of approximately $876.4 million and $28.3 million, respectively.

The information provided under Pro Forma Capitalization also has been updated to reflect the funds' net assets as of January 31, 2015 (See, Comment #15 herein).

2.
Staff Comment:  In the Summary of the Proxy/Prospectus in the comparative fee tables, the fee information for Dreyfus Cash Management is dated as of January 31, 2015, the fund's most recent fiscal year end.   In accordance with Rule 3-18 of Regulation S-X, please incorporate by reference into the Registration Statement the audited financial statements for the fund's most recent fiscal year.

Response:  The Annual Report for Dreyfus Cash Management that includes the audited financial statements for the fund's fiscal year ended January 31, 2015 was filed with the Commission on Form N-CSR on March 27, 2015.  This filing is incorporated by reference into the Amendment as noted in the SAI under Incorporation by Reference and all references to the fund's Annual Report for the fiscal year ended January 31, 2014 have been revised.  The fund also has filed a revised consent of its auditors as an exhibit to the Amendment.

With respect to the Registration Statements on Form N-14 of General Municipal Money Market Funds, Inc. (File No: 333-202446), on behalf of General Municipal Money Market Fund, and General Money Market Fund, Inc. (File No: 333-202447) filed with the Commission on March 2, 2015, which also contain the Proxy/Prospectus and SAI, those Funds will not mail or otherwise distribute definitive versions of the Proxy/Prospectus until they are advised that the Registrant's Registration Statement has been declared effective by order of the Commission.

Proxy/Prospectus

Questions & Answers

3.
Staff Comment:  Pursuant to the Reorganization, Class S shareholders of Touchstone Retail Money Market and Touchstone Tax-Free will receive Class A shares of Dreyfus General and Dreyfus Municipal, respectively, in exchange for their Class S shares.  In Questions & Answers and elsewhere in the Proxy/Prospectus as appropriate, please describe the similarities and differences of Class S shares of Touchstone Retail Money Market and Touchstone Tax-Free and Class A shares of Dreyfus General and Dreyfus Municipal.

Response:  The following disclosure has been added to Questions & Answers – What will happen to my existing shares?:  "Holders of Class S shares of Touchstone Money Market Fund and Touchstone Tax-Free Money Market Fund will receive Class A shares of General Money Market Fund, Inc. and General Municipal Money Market Fund, respectively, in the Reorganizations.  Both Class S shares of the Touchstone Money Market Funds and Class A shares of the Dreyfus Money Market Funds are sold without a sales load at net asset value, are designed primarily for people who are investing through a third party such as broker-dealers or other financial intermediaries and offer similar investor services.  In addition, Class A shares of those Dreyfus Money Market Funds are subject to lower overall Rule 12b-1 and shareholder servicing fees and have lower expense ratios than Class S shares of the corresponding Touchstone Money Market Fund."  Similar language has been added, where appropriate, elsewhere in the Proxy/Prospectus.

Questions & Answers – Who will pay the expenses of the Reorganizations?

4.
Staff Comment:  Please disclose the total estimated expenses of the Reorganizations.

Response:  The requested disclosure has been added to Questions & Answers and where appropriate, elsewhere in the Proxy/Prospectus.

5.
Staff Comment:  Please state that the expenses of the Reorganizations will be paid by Touchstone Advisors and Dreyfus and/or their respective affiliates even if the Reorganizations are not approved by shareholders.

Response:  That response has been revised, as follows:  "Whether or not the Reorganizations are consummated, Touchstone Advisors, Dreyfus and/or their respective affiliates, and not the Touchstone Money Market Funds or the Dreyfus Money Market Funds, will bear all expenses associated with the Reorganizations.  The estimated expenses for each Reorganization are approximately $150,000 - $200,000.  The actual expenses associated with a Reorganization may be more or less than the estimated expenses discussed herein."  Similar language has been added/revised, where appropriate, elsewhere in the Proxy/Prospectus.

Questions & Answers – Can I redeem or exchange my shares before the Reorganizations take place?

6.
Staff Comment:  The first sentence states:  "You may exchange your shares into any Touchstone Fund, in accordance with the prospectus, or redeem your shares before the Reorganizations take place by contacting Shareholder Services for the Touchstone Money Market Funds."  Please disclose if there is another method by which shareholders may redeem their shares before the Reorganizations take place.

Response:  The referenced sentence has been revised as follows:  "You may redeem your shares or exchange your shares into any Touchstone Fund before the Reorganizations take place in accordance with your Fund's prospectus, including by contacting either Shareholder Services for the Touchstone Funds or your financial intermediary."

Questions & Answers – What will happen if shareholders of a Touchstone Money Market Fund do not approve the Reorganization or the transaction is not completed?

7.
Staff Comment:  It is stated in the second sentence that "the assets of the Touchstone Funds participating in the Reorganizations must meet a minimum asset level at closing."  Please clarify whether this minimum asset level applies to each individual Touchstone Money Market Fund or to all of the Touchstone Money Market Funds collectively.

Response:  The minimum asset level applies to all of the Touchstone Money Market Funds collectively.  The disclosure has been revised as follows: "…the aggregate assets of Touchstone Money Market Funds participating in the Reorganizations must collectively meet a minimum asset level at the time the Reorganizations are effected."

Summary – How do the Funds' fees and expenses compare?

8.
Staff Comment:  For each of the comparative fee tables, if there are any fees waived or expenses reimbursed pursuant to an expense limitation agreement for any of the Touchstone Money Market Funds that are subject to recoupment that would carry over to the combined funds after the Reorganizations have been completed, please disclose this information in the footnotes to the fee tables.

Response:  Pursuant to the Plans of Reorganization, the Dreyfus Money Market Funds are not assuming any obligations arising under the expense limitation agreements of the Touchstone Money Market Funds.  Accordingly, no disclosure has been added in the footnotes to the fee tables.

9.
Staff Comment:  If any of the Dreyfus Money Market Funds have a higher contractual management fee than the corresponding Touchstone Money Market Fund counterpart, please disclose this in the paragraph preceding the relevant comparative fee table.  Please include a description of any breakpoints in the contractual management fees if applicable.

Response:  Touchstone Institutional and Dreyfus Cash Management have identical contractual investment advisory/management fees payable at the annual rate of 0.20% of the Fund's average daily net assets.  Under their respective management or investment advisory agreements, Dreyfus General has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the Fund's average daily net assets, whereas Touchstone Retail Money Market has agreed to pay Touchstone Advisors an investment advisory fee at an annualized rate, based on the average daily net assets of the Fund, as follows: 0.50% of average daily net assets up to $50 million; 0.45% on the next $100 million of assets; 0.40% on the next $100 million of assets; and 0.375% of assets over $250 million.  Under their respective management or investment advisory agreements, Dreyfus Municipal has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the Fund’s average daily net assets, whereas Touchstone Tax-Free has agreed to pay Touchstone Advisors an investment advisory fee at an annualized rate, based on the average daily net assets of the Fund, as follows: 0.50% on first $100 million; 0.45% on the next $100 million of assets; 0.40% on the next $100 million of assets; and 0.375% on assets over $300 million.  Appropriate disclosure noting the differences in contractual fee rates, including breakpoints, has been added to the introductory paragraph for the comparative fee table for Dreyfus Municipal/Touchstone Tax-Free and Dreyfus General/Touchstone Retail Money Market.  These arrangements also are disclosed under Management of the Funds.

10.
Staff Comment:  In the comparative fee table for Touchstone Tax-Free and Dreyfus Municipal, Touchstone Tax-Free Class A and Class S shares are listed as having a "Fee Waiver and/or Expense Reimbursement" in effect.  Please include a footnote describing the applicable fee waiver and/or expense reimbursement.

Response:  The expense cap arrangement is described under Management of the Funds.  The following new footnote 3 has been added to the referenced comparative fee table:  "Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to limit annual Fund operating expenses to 0.89% and 0.90% of average daily net assets for Class A and Class S shares, respectively.  This expense limitation is effective through October 29, 2015, but the Board can terminate the agreement if it deems the termination to be beneficial to Touchstone Tax-Free."

11.
Staff Comment:  Also in the comparative fee table for Touchstone Tax-Free and Dreyfus Municipal, in new footnote 4 (formerly footnote 3), please clarify that if voluntary expense limitations were reflected, Total Annual Fund Operating Expenses for both classes of Touchstone Tax-Free would be 0.18%.

Response:  The second sentence of the referenced new footnote 4 has been revised as follows:  "If voluntary expense limitations were reflected, Total Annual Fund Operating Expenses would be 0.18% for Class A shares and Class S shares of Touchstone Tax-Free and 0.11% for Class A shares of Dreyfus Municipal." Similar changes have been made to footnote 3 to the comparative fee table for Touchstone Retail Money Market/Dreyfus General.

Summary – What will be the primary federal income tax consequences of the Reorganizations?

12.
Staff Comment:  It is stated that "Each Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes."  Please use more definitive language than "is expected."

Response:  The referenced sentence has been revised as follows:  "It is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes."

Principal Risks

13.
Staff Comment:  It is stated in Investment Objectives and Principal Investment Strategies that Dreyfus Municipal may invest in "high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations."  Please include a disclosure related to the risks of investing in derivatives in Principal Risks.

Response:  The risks of Dreyfus General investing in structured notes are addressed in Structured Notes Risk that is included in Principal Risks, and the Dreyfus Money Market Funds do not invest in other derivative instruments.  This disclosure also is consistent with the disclosure in the current prospectus of Dreyfus General filed with the Commission as part of its Registration Statement on Form N-1A (File No: 2-77767).  We believe the risk disclosure that is specific to investing in structured notes satisfies the disclosure requirements of Form N-1A (and, as a result, Form N-14) and respectfully request that this comment be waived.

Transaction Agreement

14.
Staff Comment:  Please further describe the fee Dreyfus will pay to Touchstone Advisors following the Reorganizations referenced in the last sentence of the first paragraph, and disclose whether the payment of this fee will have any effect on shareholders of the Touchstone Money Market Funds.

Response:  The following has been added as the last sentence of the referenced paragraph:  "This fee will be paid pursuant to a revenue sharing agreement between Dreyfus and Touchstone Advisors and will not be paid out of the assets of any of the Dreyfus Money Market Funds or by former shareholders of the Touchstone Money Market Funds."

Pro Forma Capitalization

15.
Staff Comment:  In compliance with Item 14(2) of Form N-14, please provide financial information in the tables as of a date within thirty days of the filing of the Registration Statements.

Response:  The tables related to Dreyfus General/Touchstone Retail Money Market and Dreyfus Municipal/Touchstone Tax-Free have been updated to reflect capitalization information as of January 31, 2015.  As the capitalization information in the table relating to Dreyfus Cash Management is as of January 31, 2015, no changes were made to that table.

16.
Staff Comment:  In order to avoid the possible appearance of double counting assets, please reformat the tables relating to Touchstone Retail Money Market and Touchstone Tax-Free to clearly show that Class A and Class S shares of those funds will be exchanged for Class A shares of Dreyfus General and Dreyfus Municipal, respectively.

Response:  The tables under Pro Forma Capitalization have been revised accordingly.  Class A shares and Class S shares of Touchstone Retail Money Market and Touchstone Tax-Free now appear as separate columns, instead of rows, in the tables, which should avoid the possible appearance of double counting assets.

17.
Staff Comment:  Please confirm to the Staff that there will be no valuation adjustments that will cause differences in the valuation of any of the Touchstone Money Market Funds or the Dreyfus Money Market Funds on the date that the Reorganizations are effected.

Response:   Each of the Touchstone Money Market Funds and the Dreyfus Money Market Funds operate in accordance with Rule 2a-7 and value their portfolio securities using the amortized cost method.  None of the funds anticipate changing this securities valuation method prior to the date the Reorganizations are effected.

Information on Shareholders' Rights

18.
Staff Comment:  If the Reorganizations will result in any significant changes in the rights of shareholders of the Touchstone Money Market Funds under state law, please describe these significant changes in the paragraph immediately preceding the table comparing the rights of shareholders.

Response:  As we believe that there are no significant changes that require disclosure, no additional disclosure has been added to the referenced paragraph.

Financial Statements and Experts

19.
Staff Comment:  Please confirm that the terms "Dreyfus Annual Report" and "General Annual Report" are defined in the Proxy/Prospectus.

Response:  Each of the referenced terms are defined in the Proxy/Prospectus in the table entitled "Information about the Dreyfus Money Market Funds."

SAI

20.
Staff Comment:  Please include in the SAI a statement that no pro forma financial information is required to be presented pursuant to Regulation S-X.

Response:  The following disclosure has been added as the final paragraph of the cover page of the SAI:  "No pro forma financial statements showing the effect of any of the proposed Reorganizations of the Touchstone Money Market Funds and the Dreyfus Money Market Funds, as required pursuant to Rule 11-01 of Regulation S-X, are included in this SAI, as each Touchstone Money Market Fund's net assets did not exceed 10% of the corresponding Dreyfus Money Market Fund's net assets as of a date within thirty days of the filing of this SAI with the Securities and Exchange Commission."

The Registrant is seeking acceleration of the effective date of the Registration to March 31, 2015.  A request for acceleration is being filed as separate correspondence.  Should members of the Staff have any questions or comments, please contact me at 212.806.5698 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:   David Stephens
Jeff Prusnofsky